NONCONTROLLING INTEREST PBFX Noncontrolling Interest (Details) - shares	Dec. 31, 2017	Dec. 31, 2016	Aug. 17, 2016	Apr. 05, 2016	Dec. 31, 2015	May 15, 2015	Dec. 31, 2014
Noncontrolling Interest [Line Items]
Ownership percentage	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Common Units [Member]
Noncontrolling Interest [Line Items]
Common units, outstanding	41,900,708	41,730,671	41,352,969	37,259,173	34,384,173	34,271,997	32,983,577
Common Units [Member] | Public Unit Holders [Member]
Noncontrolling Interest [Line Items]
Common units, outstanding	23,441,211	23,271,174	22,893,472	18,799,676	15,924,676	15,812,500	15,812,500
Common Units [Member] | PBF LLC [Member]
Noncontrolling Interest [Line Items]
Common units, outstanding	18,459,497	18,459,497	18,459,497	18,459,497	18,459,497	18,459,497	17,171,077
Limited Partner [Member] | Public Unit Holders [Member]
Noncontrolling Interest [Line Items]
Ownership percentage	55.90%	55.80%	55.40%	50.50%	46.30%	46.10%	47.90%
Limited Partner [Member] | PBF LLC [Member]
Noncontrolling Interest [Line Items]
Ownership percentage	44.10%	44.20%	44.60%	49.50%	53.70%	53.90%	52.10%